Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
As at December 31,	2024	2023
Deferred revenue (Note 23)	$57,543	$55,111
Decommissioning liabilities (Note 23)	938	231
Uncertain tax positions	1,315	1,315
Lease liabilities	2,038	2,217
Other	4,072	4,245
Other current liabilities	$65,906	$63,119